Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, Dividend Rate, Percentage			6.00%
Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	6.00%	6.00%	6.00%